Consolidated statement of changes in equity - GBP (£) £ in Millions		Total owners' equity	Share capital and share premium	Paid-in equity	Other statutory [1]	Retained earnings	Fair value	Cash flow hedging	[2],[3]	Foreign exchange	Merger	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2020		£ 43,860	£ 13,240	£ 4,999	£ (24)	£ 12,567	£ 360	£ 229		£ 1,608	£ 10,881	£ (36)	£ 43,824
Profit attributable to ordinary shareholders and other equity owners
Profit from continuing operations		2,804				2,804						44	2,848	[4]
Profit (loss) from discontinued operations		464				464							464	[4],[5]
Other comprehensive income
Realised gains/(losses) in period on FVOCI equity shares						3	(3)
Remeasurement of retirement benefit schemes		(669)				(669)							(669)
Changes in fair value of credit in financial liabilities designated at FVTPL		(29)				(29)							(29)
Unrealised losses		32					32						32
Amounts recognised in equity		(687)						(687)					(687)
Retranslation of net assets		(484)								(484)		4	(480)
Gains/(losses) on hedges of net assets		88								88			88
Amount transferred from equity to earnings	[6]	270					119	161		(10)			270
Tax		377				171	(1)	224		(17)			377
Total comprehensive income for the year		1,626				2,744	(91)	(624)		(403)		48	1,674
Transactions with owners
Ordinary share dividends paid		(693)				(693)						(5)	(698)
Equity preference dividends paid		(19)				(19)							(19)
Paid-in equity dividends paid		(299)				(299)							(299)
Shares repurchased during the period	[7],[8]	(1,423)	(698)		698	(1,423)							(1,423)
Redemption of preference shares					24	(24)
Shares and securities issued during the period	[9]	1,024	87	937									1,024
Reclassification of paid-in equity	[10]	(1,896)		(2,046)		150							(1,896)
Employee share scheme		8				8							8
Shares vested under employee share schemes		36			36								36
Share based payments		(45)				(45)							(45)
Own shares acquired	[7]	(383)			(383)								(383)
Equity at end of period at Dec. 31, 2021	[11]	41,796	12,629	3,890	351	12,966	269	(395)		1,205	10,881	7	41,803
Profit attributable to ordinary shareholders and other equity owners
Profit from continuing operations		3,851				3,851						6	3,857
Profit (loss) from discontinued operations		(262)				(262)							(262)	[5]
Other comprehensive income
Realised gains/(losses) in period on FVOCI equity shares						113	(113)
Remeasurement of retirement benefit schemes		(840)				(840)							(840)
Changes in fair value of credit in financial liabilities designated at FVTPL		50				50							50
Unrealised losses		(570)					(570)						(570)
Amounts recognised in equity		(2,973)						(2,973)					(2,973)
Retranslation of net assets		512								512			512
Gains/(losses) on hedges of net assets		(266)								(266)			(266)
Amount transferred from equity to earnings	[6]	137					(172)	304		5			137
Tax		1,254				181	140	901		32			1,254
Total comprehensive income for the year		619				3,093	(371)	(2,376)		273		6	625
Transactions with owners
Ordinary share dividends paid		(1,205)				(1,205)						(5)	(1,210)
Special dividends paid		(1,746)				(1,746)							(1,746)
Paid-in equity dividends paid		(249)				(249)							(249)
Shares repurchased during the period	[7],[8]	(2,054)	(929)		929	(2,054)							(2,054)
Redemption of preference shares	[12]	(750)				(750)							(750)
Tax on redemption of paid-in equity		(36)				(36)							(36)
Employee share scheme		6				6							6
Shares vested under employee share schemes		113			113								113
Share based payments		(6)				(6)							(6)
Equity at end of period at Dec. 31, 2022		36,488	11,700	3,890	1,393	10,019	(102)	(2,771)		1,478	10,881	8	36,496
Profit attributable to ordinary shareholders and other equity owners
Profit from continuing operations		4,748				4,748						(4)	4,744
Profit (loss) from discontinued operations		(112)				(112)							(112)	[5]
Other comprehensive income
Realised gains/(losses) in period on FVOCI equity shares						1	(1)
Remeasurement of retirement benefit schemes		(280)				(280)							(280)
Changes in fair value of credit in financial liabilities designated at FVTPL		(39)				(39)							(39)
Unrealised losses		22					22						22
Amounts recognised in equity		187						187					187
Retranslation of net assets		(239)								(239)			(239)
Gains/(losses) on hedges of net assets		107								107			107
Amount transferred from equity to earnings	[6]	(578)					(44)	(1,021)		487			(578)
Tax		(282)				84	(12)	(336)		(18)			(282)
Total comprehensive income for the year		4,690				4,402	53	872		(637)		(4)	4,686
Transactions with owners
Ordinary share dividends paid		(1,456)				(1,456)						(5)	(1,461)
Paid-in equity dividends paid		(242)				(242)							(242)
Shares repurchased during the period	[7],[8]	(2,057)	(856)		856	(2,057)							(2,057)
Employee share scheme		14				14							14
Shares vested under employee share schemes		114			114								114
Share based payments		(35)				(35)							(35)
Own shares acquired	[7]	(359)			(359)								(359)
Acquisition of subsidiary												32	32
Equity at end of period at Dec. 31, 2023		£ 37,157	£ 10,844	£ 3,890	£ 2,004	£ 10,645	£ (49)	£ (1,899)		£ 841	£ 10,881	£ 31	£ 37,188

[1]	Other statutory reserves consist of Capital redemption reserves of £2,507 million (2022 - £1,651 million, 2021 - £722 million) and Own shares held reserves of £503 million (2022 - £258 million, 2021 - £371 million)
[2]	As referred in Note 14, the amount transferred from equity to the income statement is mostly recorded within net interest income mainly in loans to customers, balances at central banks and customer deposits as per Note 1.
[3]	The change in the cash flow hedging reserve is driven by realised accrued interest transferred into the income statement and a decrease in swap rates compared to previous periods where they rose. The portfolio of hedging instruments is predominantly receive fixed swaps.
[4]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[5]	The results of discontinued operations, comprising the post-tax profit, is shown as a single amount on the face of the income statement. An analysis of this amount is presented in Note 8 to the consolidated financial statements
[6]	Includes £460 million foreign exchange recycled to profit or loss upon completion of a capital repayment by UBIDAC.
[7]	In May 2023, there was an agreement to buy 469.2 million (March 2022 – 549.9 million, March 2021 - 591.0 million) ordinary shares of the Company from UK Government Investments Ltd (UKGI) at 268.4 pence per share (March 2022 - 220.5 pence per share, March 2021 - 190.5 pence per share) for the total consideration of £1.3 billion (2022 - £1.2 billion, 2021 - £1.1 billion). NatWest Group cancelled 336.2 million of the purchased ordinary shares, amounting to £906.9 million excluding fees and held the remaining 133.0 million shares as Own Shares Held, amounting to £358.8 million excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.
[8]	NatWest Group plc repurchased and cancelled 460.3 million (2022 – 379.3 million, 2021 - 310.8 million) shares, of which 2.3 million were settled in January 2024. The total consideration of these shares excluding fees was £1,151.7 million (2022 - £829.3 million, 2021 £676.2 million), of which £4.9 million were settled in January 2024, as part of the On Market Share Buyback Programmes. The nominal value of the share cancellations has been transferred to the capital redemption reserve.
[9]	There was an issue of shares in 2021. This is split between Ordinary share capital of £37 million and Share premium of £50 million.
[10]	In July 2021, paid-in equity was reclassified to liabilities as the result of a call in August 2021 of US$2.65 billion AT1 capital notes.
[11]	In 2021, the Total equity balance of £41,803 million includes £494 million attributable to Preference shareholders.
[12]	Following an announcement of a Regulatory Call in February 2022, the Series U preference shares were reclassified to liabilities. A £254 million loss was recognised in retained earnings as a result of foreign exchange unlocking.